Equity Method Investments (Bergen Ultra LP) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 57,301		$ 42,826
Income/(loss) from equity method investments	(747)	$ (231)
Revenues	$ 109,625	113,648
Commission On Loan Guarantee [Member] | Berger Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Related party transaction, rate	0.80%
Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 4,932		5,012
Income/(loss) from equity method investments	$ (60)	195
Ownership interest percent	25.00%
Accounts Receivable Net	$ 200		$ 246
Bergen Joint Venture [Member] | Commission On Loan Guarantee [Member]
Schedule Of Equity Method Investments [Line Items]
Interest and other income	25	17
Bergen Joint Venture [Member] | Administrative Service Agreement [Member]
Schedule Of Equity Method Investments [Line Items]
Revenues	$ 8	$ 8